Shareholder Report, Holdings (Details)	May 31, 2025
C000142876 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142876 | 810186AP1 | Scotts Miracle-Gro Company (The)
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000142876 | 950590AG4 | Wendy's International, LLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142876 | 07556QBR5 | Beazer Homes USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | 904311AA5 | Under Armour, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | 28414HAG8 | Elanco Animal Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | 427096AH5 | Hercules Capital, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | 97650WAG3 | Wintrust Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | 150190AB2 | Cedar Fair, L.P./Canada's Wonderland Company/Magnum Management Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | 26884UAE9 | EPR Properties
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000142876 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	80.70%
C000142876 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	10.10%
C000142876 | Financials060505815
Holdings [Line Items]
Percent of Total Investments	6.10%
C000142876 | U.S. Treasury Obligations91282CJB8
Holdings [Line Items]
Percent of Total Investments	3.10%
C000142876 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000142876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000142876 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000142876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000142876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000142876 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000142876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000142876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000125620 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125620 | 677864100 | Oil-Dri Corporation of America
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000125620 | 50216C108 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125620 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000125620 | 73757R102 | Postal Realty Trust, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000125620 | 297602104 | Ethan Allen Interiors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000125620 | 296056104 | Escalade, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125620 | 961765104 | Westwood Holdings Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000125620 | 361448103 | GATX Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125620 | 066849100 | Bar Harbor Bankshares
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000125620 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.80%
C000125620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000125620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000125620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000125620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000125620 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000125620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000125620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000125620 | Consumer Discretionary297602104
Holdings [Line Items]
Percent of Total Investments	93.10%
C000125620 | Consumer Discretionary392709200
Holdings [Line Items]
Percent of Total Investments	1.10%
C000125620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000125620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000125620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000125617 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000125617 | 296056104 | Escalade, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125617 | 911922102 | United States Lime & Minerals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125617 | 068463108 | Barrett Business Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000125617 | 392709101 | Green Brick Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000125617 | 74727K102 | QEP Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000125617 | 120076104 | Build-A-Bear Workshop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000125617 | 099406100 | Boot Barn Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000125617 | 004816104 | Acme United Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125617 | 011311107 | Alamo Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125617 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	8.60%
C000125617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000125617 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000125617 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000125617 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000125617 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000125617 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000125617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000125617 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000125617 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C000125617 | Consumer Discretionary297602104
Holdings [Line Items]
Percent of Total Investments	91.40%
C000125617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000125617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000106068 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106068 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106068 | 912797QU4 | United States Treasury Bill, 4.240%, due 09/16/25
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106068 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106068 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106068 | 09260D107 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106068 | 704326107 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106068 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106068 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	4.40%
C000106068 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	9.50%
C000106068 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000106068 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106068 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106068 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106068 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106068 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106068 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000106068 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000106068 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000106068 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106068 | Financials09260D107
Holdings [Line Items]
Percent of Total Investments	75.30%
C000106068 | Financials20451Q302
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106068 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	9.80%
C000106067 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106067 | 46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000106067 | 912797QU4 | United States Treasury Bill, 4.240%, due 09/16/25
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000106067 | 060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000106067 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000106067 | 09260D107 | Blackstone, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000106067 | 704326107 | Paychex, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106067 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000106067 | Consumer Discretionary00081TAK4
Holdings [Line Items]
Percent of Total Investments	4.40%
C000106067 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	9.50%
C000106067 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000106067 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000106067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000106067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000106067 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000106067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000106067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000106067 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000106067 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106067 | Financials09260D107
Holdings [Line Items]
Percent of Total Investments	75.30%
C000106067 | Financials20451Q302
Holdings [Line Items]
Percent of Total Investments	1.00%
C000106067 | U.S. Treasury Obligations912797LW5
Holdings [Line Items]
Percent of Total Investments	9.80%
C000241411 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241411 | 50216C108 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241411 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241411 | 011311107 | Alamo Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241411 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241411 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241411 | 402635502 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241411 | 55826T102 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241411 | 74727A104 | QCR Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241411 | 903002103 | UMH Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241411 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.10%
C000241411 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241411 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241411 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241411 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241411 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241411 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000241411 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241411 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000241411 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000241411 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241411 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241411 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241411 | Technology829214105
Holdings [Line Items]
Percent of Total Investments	94.90%
C000241410 | 31846V328 | First American Treasury Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241410 | 50216C108 | LSI Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241410 | 852066208 | Sprott, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241410 | 011311107 | Alamo Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241410 | 199908104 | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241410 | 002474104 | AZZ, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241410 | 402635502 | Gulfport Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241410 | 55826T102 | Sphere Entertainment Company
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000241410 | 74727A104 | QCR Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241410 | 903002103 | UMH Properties, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241410 | Cash & Equivalent31846V328
Holdings [Line Items]
Percent of Total Investments	5.10%
C000241410 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241410 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241410 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000241410 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241410 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241410 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000241410 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000241410 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000241410 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000241410 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000241410 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241410 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000241410 | Technology829214105
Holdings [Line Items]
Percent of Total Investments	94.90%